Equity Incentive Plans (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	5 Months Ended			6 Months Ended	8 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Apr. 11, 2022	Jun. 07, 2021	May 31, 2021	May 25, 2020	Jun. 30, 2022	Aug. 31, 2020	Sep. 30, 2021	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Payment Arrangement, Expense									$ 9,570	$ 1,190
Reverse allocated sharebased compensation expense											$ 1,235
Number of shares granted									810,000	515,000	1,100,000
Number of shares vested during the period									685,139	595,560	955,149
Grant date fair value									$ 25.69	$ 18.88	$ 5.09
Dividend, Share-Based Payment Arrangement, Cash									$ 4,651	$ 875	$ 14
Share-Based Payment Arrangement, Noncash Expense									28,481	10,335	4,624
Share-Based Payment Arrangement, Nonvested Award, Excluding Option, Cost Not yet Recognized, Amount									$ 10,876
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition									1 year 6 months
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value									$ 15,464	$ 13,104	$ 6,681
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture									697,979	521,310	1,073,490
Awarded to key employees [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized									450,000
2020 Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance				1,100,000
Number of shares granted				1,100,000
Number of shares vested during the period			122,310			855,380
Grant date fair value				$ 5.09
2020 Equity Incentive Plan [Member] | Vest in May 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest				122,310
Equity Incentive Plan 2021 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance		515,000
Number of shares granted		515,000
Number of shares vested during the period					56,625		401,750
Grant date fair value		$ 18.88
Equity Incentive Plan 2021 [Member] | Vest In June 2024 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest		56,625
Equity Incentive Plan 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares reserved for issuance	810,000
Number of shares granted	810,000
Number of shares vested during the period								528,745
Grant date fair value	$ 25.69
Equity Incentive Plan 2022 [Member] | Vest In April 2023 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest	193,405
Equity Incentive Plan 2022 [Member] | Vest In April 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted common shares expected to vest	87,850
Minimum [Member] | First year [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage									7.50%	5.00%
Minimum [Member] | Following two years [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage										5.00%
Minimum [Member] | Performance Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
ShareBased Compensation Arrangement Cumulative Bunker Saving Threshold									$ 250,000
Sharebased Compensation Arrangement Award Granted Percentage									5.00%
Maximum [Member] | Performance Incentive Program [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Sharebased Compensation Arrangement Award Granted Percentage									10.00%